CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Current assets:
Cash	$ 7	$ 0
Prepaid expenses	14,300	2,500
Total current assets	14,307	2,500
Total assets	14,307	2,500
Current liabilities:
Accounts payable and accrued liabilities - related party	162,514	101,500
Accounts payable and accrued liabilities	0	9,262
Accrued interest - related party	120,066	58,891
Promissory note payable - related party	2,050,223	1,994,623
Total current liabilities	2,332,803	2,164,276
Long-term liabilities:
Loan payable due to Eagle - JV partner	442,251	442,251
Total liabilities	2,775,054	2,606,527
Commitments and contingencies (Note 13)	0	0
Stockholders' deficit:
Preferred stock, $0.0001 par value, 50,000,000 shares authorized; no shares issued or outstanding	0	0
Common stock, $0.0001 par value, 400,000,000 shares authorized; 8,706,772 and 8,661,772 shares issued and outstanding, respectively	870	866
Additional paid-in capital	10,082,307	10,082,311
Accumulated deficit	(12,843,924)	(12,687,204)
Total stockholders' deficit	(2,760,747)	(2,604,027)
Total liabilities and stockholders' deficit	$ 14,307	$ 2,500